Summary of Significant Accounting Policies, Judgements, Estimates and Assumptions - government grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Total balance	$ 33,366	$ 51,043	$ 156,793
Singapore
Disclosure of changes in accounting estimates [line items]
Government grants receivable		29,113
Total balance	$ 2,996	$ 26,313